Summary of Significant Accounting Policies - Summary of Subsidiaries Not Wholly Owned (Detail)	12 Months Ended
Dec. 31, 2016
Spero Potentiator, Inc. [Member] | United States [Member]
Summary Of Significant Accounting Policies [Line Items]
Relationship	Controlling interest
Year of Inclusion	2014
Spero Europe, Ltd. [Member] | United Kingdom [Member]
Summary Of Significant Accounting Policies [Line Items]
Relationship	Controlling interest
Year of Inclusion	2015
Spero Gyrase, Inc. [Member] | United States [Member]
Summary Of Significant Accounting Policies [Line Items]
Relationship	Controlling interest
Year of Inclusion	2016
Spero Cantab, Inc. [Member] | United States [Member]
Summary Of Significant Accounting Policies [Line Items]
Relationship	Controlling interest
Year of Inclusion	2016